Segment information and information by geographical area - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical areas
Sales from operations	€ 88,797	€ 93,717	€ 132,512
Italy
Geographical areas
Sales from operations	30,994	33,450	60,090
Other European Union
Geographical areas
Sales from operations	15,975	18,271	25,413
Rest of Europe
Geographical areas
Sales from operations	16,493	18,476	21,748
Americas
Geographical areas
Sales from operations	7,908	7,004	6,929
Asia
Geographical areas
Sales from operations	9,114	7,404	9,062
Africa
Geographical areas
Sales from operations	8,285	9,057	9,191
Other areas
Geographical areas
Sales from operations	€ 28	€ 55	€ 79